Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payment
Future minimum lease payments, which include non-cancelable operating leases at March 31, 2022, are as follows:

(in thousands)
Years ending December 31,
2022 (remainder)	$2,123
2023	2,895
2024	1,977
2025	5
Thereafter	3

Total minimum lease payment	$7,003

Future minimum lease payments, which include non-cancelable operating leases at December 31, 2021, are as follows:

(in thousands)
Years ending December 31,
2022	$2,834
2023	2,895
2024	1,977
2025	5
2026	3

Total minimum lease payment	$7,714